Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

This note describes the nature of transactions with the Company’s related parties and provides information of the effect of those relationships on the financial statements for the reporting periods presented. In accordance with IAS 24, this disclosure includes: a breakdown of revenues and expenses arising from transactions with related parties in aggregate and by material transaction type; amounts receivable from and payable to related parties at each reporting date, including terms and any allowances; and details of equity instruments issued to, and held by, related parties as of the reporting periods presented. The disclosures also identify key management personnel and summarize their compensation in total and by category and explain other significant arrangements and agreements between the Company and its related parties that could reasonably be expected to affect the Company’s position or performance.

Financial Statements Impact

The nature and amount of related party transactions for the years ended December 31, 2025 and December 31, 2024 are as follows:

Consolidated Profit and Loss Account

	2025	2024	2023
Revenues	€1,549	€28	€-
Equity based expenses: strategic advisors	261,389	-	-
Equity based expenses: other related parties	6,212	423	20
General and administrative expenses	1,971	1,119	-
Other income (expenses)	780	(1)	350
Total related party transactions reported in the Consolidated Statement of Profit or Loss	(268,803)	(1,513)	(370)

Consolidated Statement of Financial Position

	2025	2024
Accounts receivable and other receivables, net:	€91	€8
Directors and former directors	1	4
Affiliates of directors and former directors	90	4
Prepaid expenses and other current assets:	€622	€295
Directors and former directors	622	-
Affiliates of directors and former directors		263
Other related parties		32
Prepayment for digital assets:	€28,680	€-
Other related parties	28,680	-
Digital assets:	€78,174	€-
Affiliates of directors and previous directors	78,174	-
Accounts payable:	€346	€177
Directors and former directors	219	140
Affiliates of directors and former directors	57	37
Minority shareholders	69
Other long-term liabilities:	€-	€197
Directors and former directors	-	197

Loans Payable to Related Parties

2024 Director Loans

In 2024, the Company received an interest free loan from one of its directors, which was to be repaid no later than three years from its date of issuance. As at December 31, 2025 and 2024 the loan has an outstanding balance of €- and €77, respectively. The amount of imputed interest in this loan is immaterial. The amount of imputed interest in this loan was immaterial. During the year ended December 31, 2025, the Company repaid this outstanding loan in full, and as of December 31, 2025 the Company did not have any outstanding loans from any of its directors or affiliates.

During the period between August 29, 2024 and November 29, 2024, the Company’s then-Executive Chairman made short term interest free loans to the Company of €294 (US$305,000). On December 31, 2024, he entered into a cancellation and exchange agreement, pursuant to which these short-term loans in the amount of €294 were cancelled in exchange for 488,000 of Class A Ordinary Shares at a price of US$0.625 per share. The issuance share price was determined based on the 15 day volume weighted average price (VWAP) in November 2024.

There were no loans due to directors as of December 31, 2025.

Key management compensation

The remuneration of directors and other members of key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Key management personnel compensation	€1,085	€192
Directors’ fees	408	258
Stock-based compensation	2,984	423

Equity instruments issued and held by related parties

During the year ended December 31, 2025, the Company executed several transactions with its related parties with respect to the issuance of equity instruments, including through private placements and conversion of warrants. The table below summarizes the Company’s shares and warrants issued to related parties and outstanding as of December 31, 2025.

As of December 31, 2025 and 2024, total shares issued to and held by the Company’s related parties was as follows:

	2025		2024
	Shares held	Carrying Value at December 31	Shares held	Carrying Value at December 31

Directors and former directors	63,250	€5,482	33,280	€557
Directors that are also Strategic Advisors	894,790	152,975	-	-
Affiliates of directors and former directors	1,377,136	119,393	69,600	2,995
Officers and former officers	-	2,345	-	-
Other related parties	204,424	33,485	22,000	1,608

As of December 31, 2025 and 2024, total equity warrants issued to and held by the Company’s related parties were as follows:

	2025		2024
	Warrants held	Carrying Value at December 31	Warrants held	Carrying Value at December 31

Directors and former directors	-	€-	-	€-
Directors that are also Strategic Advisors	447,111	95,202	-	-
Affiliates of directors and former directors	1,616,667	-	382	101
Officers and former officers	-	-	-	-
Other related parties	88,889	13,368	-	-

Other arrangements and agreements with related parties

Strategic Advisory Agreement

As discussed in Note 13, Share Capital and Reserves, and 14, Share-based compensation, in September 2025 the Company entered into a Strategic Advisor Agreement with five individuals who are considered related parties to the Company (the “Strategic Advisors”). After the execution of the PIPE transaction, in September 2025 four of the Strategic Advisors joined the Company’s Board of Directors. Under the Strategic Advisors agreement, the Strategic Advisors provide ongoing strategic advisory services to the Company. The agreement has an initial term of 10 years and may be terminated by either party upon a written notice. For the advisory services provided, all Strategic Advisors are entitled to receive cash-based and equity-based compensation, which comprises the equity warrants issued by the Company. Some of the equity warrants granted to the Strategic Advisors were exercised during the year ended December 31, 2025. Refer to Note 14 for the accounting assessment of these warrants. The table below summarized equity-based compensation expenses and other details of equity warrants granted under the Strategic Advisor Agreement. Total warrants granted and exercised are presented in the table below after application of the 10:1 reverse stock split that the Company executed on May 14, 2026.

	Total warrants granted as of December 31, 2025	Total warrants exercised as of December 31, 2025	Exercise price, USD	Fair value of warrants granted in 2025
Pre-funded warrants	666,666	333,333	$0.50	€109,454
Common warrants 1	333,333	166,667	$67.50	51,558
Common warrants 2	600,000	600,000	$67.50	90,337
Stand-alone PIPE warrants S1-S5	62,208	62,208	$15.0	10,040
TOTAL	1,662,207	1,162,208		261,389

In addition to the equity-based compensation, on the first anniversary of the agreement, which will occur in September 2026, Strategic Advisors are entitled to receive cash-based compensation that calculated as 1% per annum of the Company’s SOL assets under management (“SOL AUM”) up to $1.0 billion, and 0.5% per annum of SOL AUM exceeding that amount, measured as of each anniversary of the agreement’s effective date.

For the year ended December 31, 2025, the Company recorded an accrued expense of €237 for the SOL AUM strategic advisory fee based on estimated value of the SOL AUM and is categorized under general and administrative operating expense in the statement of operations.

Subsequently, on April 24, 2026 and May 1, 2026, two of the Strategic Advisors joined the Company as Interim Chief Operating Officer and Chief Executive Officer, respectively. Refer to Note 18, Subsequent Events, for more details and compensation information.

Pulsar Group Consulting Agreement

On February 9, 2026, the Company entered into an Advisory Services Agreement with the Pulsar Group Ltd., a related party, for advisory services supporting business development in the Gulf region. One of the Strategic Advisors of the Company serves as the co-CEO of the Pulsar Group. Under the agreement, the Pulsar Group is entitled to be paid a monthly fee of $250,000, effective January 1, 2026, pursuant to an amendment dated February 13, 2026. Subsequently, on April 24, 2026, the parties mutually agreed to pause payments and accrual of the monthly fee effective from April 24, 2026, while all other terms of the agreement remain in effect. As of April 24, 2026, the Company has incurred €812 in total expenses related to this agreement.

Other Equity-based Compensation Arrangement with Other Related Parties

The Company recorded €3,228 in equity-based compensation expenses for the advisory services provided by another related party during the September 2025 PIPE transaction. Similarly, that related party was granted with 20,000 equity warrants (post 10:1 reverse split) with an exercise price of $1.5 and the fair value of €3,228. Refer to Note 14 for the accounting assessment of these warrants. These warrants were fully exercised during the year ended December 31, 2025.

Solana Foundation

As discussed in Note 9, Digital assets, in October 2025, the Company entered into a Restricted Token Purchase Agreement with the Solana Foundation, a party related to the Company, to acquire SOL tokens at a 15% discount to the fair market price of SOL. In connection with this agreement, the Company recorded a prepaid digital asset balance of €28,680 as of December 31, 2025 because the SOL tokens had not yet been delivered to the Company as of the reporting date. The Company recognized an impairment provision of €14,426 on the prepaid balance as of December 31, 2025. Subsequently, in January 2026, these SOL tokens were delivered to the Company.

Other matters involving transactions with related parties

As discussed in Note 13, Share Capital and Other Reserves, during the year ended December 31, 2025, the Company erroneously issued a total of approximately 54,000 Class B Ordinary Shares to related parties, which included the former Chairman of the Board and his affiliated companies. In connection with this error, the Company recorded a Shares pending cancellation within the Shareholders Capital amounting to €22, representing approximately 54,000 shares multiplied by US$0.50 par value of share. The management is currently seeking to recover these Class B shares that were erroneously issued from its related parties.

In addition, during the year ended December 31, 2025, the Company did not properly cancel 567,380 Class A Ordinary Shares held by related parties, which included the former Chairman of the Board and his affiliated companies. Although these shares are not legally outstanding as per the Company’s records, the Company did not follow the proper procedures to remove these shares from the Company’s Share Register. The management is currently evaluating its plan of actions with respect to these Class A Ordinary Shares.